United States
Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 1999

Check here if Amendment [ x ];  Amendment Number: 3
This Amendment (Check only one):
[   ] is a restatement.
[ x ] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
13F FILED ON MAY 17, 1999 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
EXPIRED ON NOVEMBER 15, 1999.

Institutional Investment Manager Filing this Report:

Name:     UBS Warburg LLC
Address:  677 Washington Boulevard
          Stamford, CT  06901

13F File Number:  28-5721

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting
Manager:

Name:     Sarah M. Starkweather
Title:    Director
Phone:    (203) 719-6891
Signature, Place, and Date of Signing:

/s/  Sarah M. Starkweather
Sarah M. Starkweather, Stamford, Connecticut
April 4, 2001

Report Type  (Check only one):

[ X ]   13F Holdings Report.
[   ]   13F Notice
[   ]   13F Combination Report.


Report Summary

Number of other included Managers:  0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  473,973 (thousands)

List of other included Managers:  None



                                                            MARKET           INVES VOTING
                                                                                 T AUTHORITY
        ISSUER                            ISSUE     CUSIP    VALUE  QUANTITY DISCR     SOLE
AIRTOUCH COMMUNICATIONS INC      PFD B CV 6.00% 00949T209   86,531 1,098,800  SOLE     1,098,800
AIRTOUCH COMMUNICATIONS INC      PFD C CV 4.25% 00949T308   70,787   526,300  SOLE       526,300
ALKERMES INC                     PFD CV EX$3.25 01642T405    7,711   140,200  SOLE       140,200
AMERICAN BANKERS INS GROUP      PFD B CV $3.125 024456204   27,884   264,300  SOLE       264,300
CITIZENS UTILS TR                 PFD EPPICS CV 177351202    3,404    85,100  SOLE        85,100
COMVERSE TECHNOLOGY INC       SB DB CV 5.75% 06 205862AE5   22,298 11,790,000  SOLE    11,790,000
COMVERSE TECHNOLOGY INC        SUB DB CV 4.5%05 205862AG0    7,706 5,319,000  SOLE     5,319,000
EMC CORP                       SB NT CV 3.25%02 16865YAA2  123,143 30,481,000  SOLE    30,481,000
FEDERATED DEPT STORES INC        WT C EX 121999 31410H119    7,892   513,300  SOLE       513,300
DEL
FEDERATED DEPT STORES INC        WT D EX 121901 31410H127    1,645   106,100  SOLE       106,100
DEL
HUTCHINSON TECHNOLOGY          SB NT CV 144A 05 448407AA4      753   700,000  SOLE       700,000
HUTCHINSON TECHNOLOGY            SB NT CV 6% 05 448407AC0    4,843 4,500,000  SOLE     4,500,000
MUTUAL RISK MGMT LTD              SB DB CV ZERO 628351AA6   12,012    14,450  SOLE        14,450
                                          EXC15
OFFICE DEPOT INC               LYON SUB ZERO 07 676220AA4   22,483 22,710,000  SOLE    22,710,000
OMNICOM GROUP INC              SB DB CV 4.25%07 681919AE6   31,760 12,346,000  SOLE    12,346,000
STATION CASINOS INC                    PFD CONV 857689202    4,629    95,450  SOLE        95,450
UNISYS CORP                      PFD A CV $3.75 909214207   23,213   447,471  SOLE       447,471
UNITED STATES CELLULAR CORP        LYON ZERO 15 911684AA6    3,936 8,698,000  SOLE     8,698,000
WESTERN DIGITAL CORP           SB DB CV ZERO 18 958102AH8    2,343 11,500,000  SOLE    11,500,000

